Segment Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenues	$ 38,359,163	$ 42,940,136	$ 44,631,115
Revenue From China [Member]
Revenues	35,789,798	42,233,433	43,047,749
Foreign Countries [Member]
Revenues	$ 2,569,365	$ 706,703	$ 1,583,367